Note 9 - Summary of Stock Options (Details Textual) - USD ($)			1 Months Ended				12 Months Ended
	Dec. 23, 2016	Aug. 22, 2016	Nov. 30, 2016	Sep. 30, 2016	Aug. 31, 2016	Jan. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Aug. 21, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number							1,909,764	1,022,195
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price							$ 6.19	$ 6.47
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term							9 years 43 days	9 years 135 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross							978,966
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period							3,020
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options							$ 3,757,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition							3 years 98 days
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate							0.00%	0.00%
Nonemployees [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate							0.00%
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate							0.00%
Two Thousand Five Plan [Member]
Common Stock, Capital Shares Reserved for Future Issuance							1,892
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number							1,892
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price							$ 116.29
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term							266 days
The 2006 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number							38,378
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price							$ 10.49
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term							5 years 321 days
Conversion of Stock Exchange Ratio							0.0080497
Conversion of Stock, Post Revenue Stock Split Basis, Ratio							0.0010062
The 2013 Plan [Member]
Common Stock, Capital Shares Reserved for Future Issuance							10,236
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number							1,869,494
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price							$ 5.99
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term							9 years 69 days
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period							10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period							4 years
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum							10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Purchase Price of Common Stock, Percent							110.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized, Period Increase (Decrease)		737,500
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		2,000,000							1,262,500
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized, Percentage Increase of Outstanding Common Stock	4.00%	4.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized	523,209
The 2013 Plan [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross							919,841	753,880
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value							$ 2.63	$ 3.13
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value							$ 5,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period								0
The 2013 Plan [Member] | Nonemployees [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross							59,125	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value							$ 4.60
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period							0	0
The 2013 Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number							58,155
The 2013 Plan [Member] | Restricted Stock [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period						39,494
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value						$ 6.24
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period							0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period				89
The 2013 Plan [Member] | Restricted Stock [Member] | Board Members [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period			6,544		5,998
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value			$ 5.91		$ 7.89
The 2013 Plan [Member] | Restricted Stock [Member] | Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				1 year
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period				25,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value				$ 7.58
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period							6,250
The 2013 Plan [Member] | Holdings Greater Than 10 Percent of Shares Outstanding [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period							5 years
The 2013 Plan [Member] | Quarterly [Member] | Restricted Stock [Member] | Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage				25.00%